BUSINESS COMBINATIONS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill	$ 857,670	$ 857,856	$ 857,913	$ 180,084	$ 180,141
Receivables acquired	24,700	24,700	24,700
Inventory acquired	16,500	16,500	16,500
Multimedia Games Holding Company Inc
Current Assets	68,548	68,548	68,548
Property, equipment and leasehold improvements, net	87,283	87,283	87,283
Goodwill	669,542	669,542	669,542
Other intangible assets, net	403,300	403,300	403,300
Other receivables, non-current	5,030	5,030	5,030
Other assets, long-term	3,392	3,392	3,392
Deferred tax asset, non-current	22,287	22,287	22,287
Total assets	1,259,382	1,259,382	1,259,382
Current Liabilities	44,291	44,291	44,291
Deferred tax liability, non-current	158,418	158,418	158,418
Other accrued expenses and liabilities	518	518	518
Total liabilities	203,227	203,227	203,227
Net assets acquired	$ 1,056,155	$ 1,056,155	$ 1,056,155